The Company, basis of presentation and significant accounting policies - The Company's interest in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fresenius Medical Care Argentina S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Australia Pty. Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Colombia S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Deutschland GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care France S.A.S.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Holdings, Inc.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Italia S.p.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Korea Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Shanghai Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care (U.K.) Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
National Medical Care of Spain, S.A.U.
Subsidiaries
Ownership percentage	100.00%	100.00%
NephroCare Portugal, S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%